Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

The Company leases premises and warehouses under non-cancelable operating lease agreements. See note 9 for future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more.

At March 31, 2024, the Company had capital commitments for purchase of plant and machinery, and leasehold improvement totaling $90, which are expected to be disbursed during the year ending March 31, 2025.